DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details)	9 Months Ended
Sep. 30, 2016 CNY (¥)
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	¥ (1,013,393,800)
Net cash used in investing activities	(2,566,757,361)
Net cash provided by financing activities	3,720,793,313
Net increase in cash and cash equivalent	¥ 140,642,152